Stock Options (Details 1) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares shares
Stock options activity
Outstanding at the beginning of the period (in shares) | shares	637,200
Granted | shares	1,341,000
Exercised | shares	(367,900)
Forfeited / Expired | shares	(129,900)
Outstanding at the end of the period (in shares) | shares	1,480,400
Vested and expected to vest at the end of the period | shares	1,386,530
Exercisable at the end of the period | shares	139,400
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share) | $ / shares	$ 2.09
Granted (in dollars per share) | $ / shares	4.98
Exercised (in dollars per share) | $ / shares	2.13
Forfeited / Expired (in dollars per share) | $ / shares	1.71
Outstanding at the end of the period (in dollars per share) | $ / shares	4.73
Vested and expected to vest at the end of the period (in dollars per share) | $ / shares	4.72
Exercisable at the end of the period (in dollars per share) | $ / shares	$ 2.37
Aggregate Intrinsic Value
Outstanding at the beginning of the period | $	$ 1,997,644
Outstanding at the end of the period | $	1,459,330
Vested and expected to vest at the end of the period (in dollars) | $	1,389,866
Exercisable at the end of the period | $	$ 466,990